Derivative Financial Instruments - Summary of Notional Amounts of Hedging Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Notional Amounts of Hedging Derivatives [Line Items]
Derivative notional amount	$ 5,621,376	$ 5,929,533
Hedged item [member] | Later than one year [member]
Notional Amounts of Hedging Derivatives [Line Items]
Derivative notional amount	110,100	84,700
Hedged item [member] | USD LIBOR [member] | Later than one year [member]
Notional Amounts of Hedging Derivatives [Line Items]
Derivative notional amount	105,200	81,400
Hedged item [member] | GBP LIBOR [member] | Later than one year [member]
Notional Amounts of Hedging Derivatives [Line Items]
Derivative notional amount	$ 4,900	$ 3,300